Exhibit 99.2

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2021, leases with a total base residual value of $28,921,140.88 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	June	$464,096,767.20
	July	$413,308,874.79	$8,715,797.52	15.32%	$44,919,696.68	10.52%
	August	$387,225,561.60	$8,250,016.79	14.50%	$20,537,835.10	4.81%
	September	$360,877,517.26	$7,761,154.22	13.64%	$21,120,784.40	4.94%
	October	$335,157,633.58	$7,278,221.78	12.79%	$20,803,107.10	4.87%
	November	$290,680,730.92	$6,349,877.78	11.16%	$40,320,180.00	9.44%
	December	$239,477,116.63	$5,261,734.29	9.25%	$47,843,927.48	11.20%
2022-	January	$201,477,537.47	$4,448,746.14	7.82%	$35,117,894.70	8.22%
	February	$155,621,325.43	$3,476,636.47	6.11%	$43,698,048.30	10.23%
	March	$111,464,086.83	$2,545,933.46	4.47%	$42,629,643.18	9.98%
	April	$63,437,887.97	$1,488,098.91	2.62%	$47,267,362.44	11.07%
	May	$40,093,081.90	$960,994.61	1.69%	$22,798,897.58	5.34%
	June	$12,332,155.02	$315,423.27	0.55%	$27,707,795.72	6.49%
	July	$391,334.42	$10,831.65	0.02%	$12,010,677.74	2.81%
	August	$225,658.57	$6,881.31	0.01%	$161,370.00	0.04%
	September	$189,279.48	$6,123.20	0.01%	$31,747.10	0.01%
	October	$167,445.14	$5,741.08	0.01%	$17,346.00	0.00%
	November	$144,275.63	$4,950.96	0.01%	$19,328.00	0.00%
	December	$115,198.92	$4,080.51	0.01%	$25,940.00	0.01%
2023-	January	$85,422.16	$2,893.35	0.01%	$27,637.00	0.01%
	February	$49,529.82	$1,715.15	0.00%	$34,736.00	0.01%
	March	$9,547.54	$482.28	0.00%	$39,824.00	0.01%
	April	$0.00	$0.00	0.00%	$9,610.00	0.00%

Total			$56,896,334.73	100.00%	$427,143,388.52	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$484,039,723.25

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2021	Car	138	47.75%	$6,090	17.96%	45.56%
	CUV	547	49.73%	$7,784	20.62%	46.06%
	SUV	21	35.59%	$15,032	19.74%	38.67%
	Truck	188	36.72%	$10,593	19.75%	35.88%

	Total/Average	894	45.61%	$8,283	20.01%	42.43%

May 2021	Car	114	38.00%	$8,316	23.83%	60.81%
	CUV	439	39.98%	$9,728	26.04%	58.96%
	SUV	18	32.73%	$18,303	23.14%	47.23%
	Truck	122	25.10%	$12,768	23.53%	42.69%

	Total/Average	693	35.74%	$10,253	25.00%	54.04%

JUNE 2021	Car	72	25.09%	$9,431	27.22%	72.01%
	CUV	330	29.68%	$10,407	28.28%	65.16%
	SUV	11	15.71%	$20,850	27.02%	56.39%
	Truck	69	15.20%	$11,162	21.76%	39.88%

	Total/Average	482	25.07%	$10,608	26.87%	59.79%